Legal Proceedings (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Nov. 13, 2023	Jul. 21, 2023
Legal Proceedings
Plaintiff damages		$ 72,500	$ 960,000
Failed loan		$ 30,000
Gain from settlement	$ 941,000